SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Doubtful accounts expense	$ 1,622	$ 594
Bad debts written off	1,463	609
Rent expenses	16,396	4,326	$ 3,287
Severance Costs	7,289	4,608	2,721
Maximum annual contributions	1,551	915	529
Deferred revenue, revenue recognized	134,438	70,719
Advertising Expense	181,447	143,472	$ 129,101
Operating lease right-of-use assets	80,197	$ 0		$ 58,084
Present value of lease liabilities	$ 77,721
Outstanding share options and RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	4,617,018	6,302,344	5,909,263
Convertible preferred share
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share			26,440,239